Income Tax (tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
6. Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows:

	2016	2015	2014
	(In thousands)
Current:
Federal	$24,579	$4,380	$7,238
State	1,953	453	123
	26,532	4,833	7,361
Deferred:
Federal	(689)	(925)	(3,231)
State	156	313	(567)
	(533)	(612)	(3,798)
Total income taxes	$25,999	$4,221	$3,563

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2016	2015	2014
Computed (expected tax rate)	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	2.7	2.9	3.4
State tax credits	(0.9)	(8.7)	(1.6)
Federal credits	(0.4)	(2.4)	(3.6)
Manufacturer’s deduction	(3.9)	(5.0)	(4.6)
(Reversal of) addition to uncertain tax positions	0.2	(1.0)	(0.8)
State VDA/Nexus Changes	-	-	(1.7)
Other permanent differences not deductible	(0.2)	0.7	0.5
Change in valuation allowance	0.1	9.9	(2.1)
Tax effect of pension contribution	-	-	0.4
Other	(0.3)	(1.5)	(4.4)
Effective income tax rate	32.3%	29.9%	20.5%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
	(In thousands)
Deferred income tax assets:
Future tax credits	$3,807	$4,021
Inventory valuation	-	2,348
Employee benefits	3,174	3,009
Insurance	881	816
Other comprehensive loss	18,154	20,335
Interest	21	46
Prepaid revenue	571	701
Other	2,804	1,364
Pension	-	1,372
Severance	3	256
	29,415	34,268

Deferred income tax liabilities:
Property basis and depreciation difference	9,330	9,129
481(a) adjustment	880	1,281
Inventory valuation	1,247	-
Intangibles	235	-
Earnings from equity investment	69	245
Pension	2,896	-
	14,657	10,655
Valuation allowance - non-current	1,861	1,787
Net deferred income tax asset	$12,897	$21,826

Summary of Income Tax Contingencies [Table Text Block]
	2016	2015
	(In thousands)
Beginning balance	$464	$2,273

Tax positions related to current year:
Additions	291	13

Tax positions related to prior years:
Additions	241	-
Reductions	(7)	(1,822)
Settlements	(166)	-
Lapses in statues of limitations	(129)	-
Balance as of March 31,	$694	$464